Notes Payable (Details) - Schedule of Notes Payable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Notes Payable Abstract
6% Subordinated Amortizing Promissory Notes	$ 465,805	$ 581,963
Loans on vehicles	230,235	396,351
Subtotal	696,040	943,923
Current portion of notes payable	(551,210)	(692,522)
Long-term notes payable	$ 144,830	$ 251,401